Contract Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Assets and Liabilities [Abstract]
Schedule of Contract Assets and Liabilities
	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Contract assets	19,489	24,969
Less: Allowance for expected credit losses	(790)	-
	18,699	24,969

Contract liabilities	283	630

Schedule of Aging Analysis of Contract Assets, Net of Allowance for Credit Losses

The aging analysis of contract assets, net of allowance for credit losses, based on duration of assets recognized is as follows:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Within 90 days	14,709	18,969
91 to 180 days	-	-
181 to 365 days	237	5,612
Over 1 year	3,753	388
Total	18,699	24,969

Schedule of Allowance for Credit Losses of Contract Assets

Reconciliation of the allowance for credit losses of contract assets:

US$’000
As of April 1, 2024	-
Allowance for credit loss on contract assets for the year	-
Exchange realignment	-
As of March 31, 2025	-
Allowance for credit loss on contract assets for the year	(790)
Exchange realignment	-
As of March 31, 2026	(790)

Schedule of Allocated to Performance Obligations Unsatisfied

Transaction price allocated to performance obligations unsatisfied at end of the year and expected to be recognized as the revenue:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Within 1 year after the reporting date	21,231	31,563
Between 1 year and 2 years after the reporting date	5,622	29,765
Between 2 years and 3 years after the reporting date	-	3,137
Transaction price allocated to performance obligations unsatisfied	26,853	64,465